Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [line items]
Schedule of Information Relating to each of the Group's Subsidiaries
The following table summarizes the information relating to each of the Group’s subsidiaries in 2018, 2017 and 2016 that has material NCI:

	As at and for the year ended December 31,
	2018	2017	2016*
	OPC Energy Ltd.	OPC Energy Ltd.	Samay I.S.A	Nicaragua Energy Holding	Kallpa Generacion S.A.	Cerro del Aguila S.A.
	$ Thousands
NCI percentage **	32.23%	34.82%	25.10%	35.42%	25.10%	25.10%
Current assets	184,211	204,461	75,485	41,630	108,246	53,843
Non-current assets	720,469	736,123	380,947	144,313	611,928	949,440
Current liabilities	(77,792)	(99,441)	(73,846)	(26,053)	(55,323)	(85,935)
Non-current liabilities	(624,570)	(667,996)	(311,030)	(100,834)	(511,277)	(618,219)
Net assets	202,318	173,147	71,556	59,056	153,574	299,129
Carrying amount of NCI	65,215	60,290	17,961	20,918	38,547	75,081

Revenues	363,262	365,395	40,000	90,017	438,475	49,646
Profit	26,266	15,934	548	7,511	35,820	9
Other comprehensive (loss)/income	(14,280)	8,514	4,825	—	—	10,449
Profit attributable to NCI	11,396	8,323	138	2,660	8,991	2
OCI attributable to NCI	(4,554)	3,686	1,211	—	—	2,623
Cash flows from operating activities	85,581	110,290	(1,276)	17,737	114,838	25,629
Cash flows from investing activities	(102,080)	(154,194)	(60,468)	(931)	(16,082)	(69,372)
Cash flows from financing activities excluding dividends paid to non-controlling interests	(34,474)	165,107	—	(4,004)	(16,943)	—
Dividends paid to non-controlling interests	—	(4,159)	47,088	(26,440)	(88,911)	62,823
Effect of changes in the exchange rate on cash and cash equivalents	(7,570)	7,126	373	(348)	198	369
Net (decrease)/increase in cash and cash equivalents	(58,543)	124,170	(14,283)	(13,986)	(6,900)	19,449

* These entities are discontinued operations in 2017.
** The NCI percentage represents the effective NCI of the Group.